Deposits to institutional cooperators, net - Movement of the provision (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deposits to institutional cooperators, net
Balance at beginning of the year	$ 0	¥ 0
Provision for deposits to institutional cooperators	1,581,321	10,318,117	¥ 0	¥ 0
Charge-off for deposits to institutional cooperators	0	0
Balance at end of the year	$ 1,581,321	¥ 10,318,117	¥ 0